Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest expense	[1]	$ 1,798	$ 1,831	$ 2,011
Cost of revenue [Member]
Related Party Transaction [Line Items]
Royalty expense		2,565	3,374	4,335
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense		1,762	1,780	2,010
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense		1,268	1,251	1,397
Other expenses		$ 1,636	$ 225	$ 206

[1]	Includes related party interest expense of $1,762, $1,780, and $2,010 for the years ended December 31, 2023, 2022 and 2021, respectively (see Note 13).